UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BNP/Cooper Neff Advisors, Inc.
Address: 555 Croton Road, 4th Floor
         King of Prussia, PA  19406

13F File Number:  28-17790

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathy Beckett
Title:    Chief Financial Officer
Phone:    610-491-1596
Signature, Place, and Date of Signing:
    Cathy Beckett
    King of Prussia, PA
    April 25, 2001


Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]        13F NOTICE.  (Check here if no holdings reported are in
            this report, and all holdings are reported by other reporting manager(s).)

[  ]        13F COMBINATION REPORT.  (Check here if a portion of the
            holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Managers Reporting for this Manager:

  **NONE**


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   81

Form 13F Information Table Value Total:   632392



List of Other Included Managers:

 No.  13F File Number     Name
 **NONE**

Manager: BNP/Cooper Neff Advisors, Inc.         Period End Date: March 30, 2001                                     Page 1 of 2

            ITEM 1                   ITEM 2         ITEM 3    ITEM 4        ITEM 5        ITEM 6  ITEM 7          ITEM 8
------------------------------ ------------------ --------- --------- ------------------ ------- -------- ---------------------
                                                              Value    Shrs or  SH/ PUT/           Other
        Name of Issuer           Title of Class     CUSIP    (x$1000)  Prn Amt  PRN CALL Dscretn Managers    Sole   Shared None
------------------------------ ------------------ --------- --------- --------- --- ---- ------- -------- --------- ------ ----
ACT MANUFACTURING CONVERTIBLE  BOND CV            000973AB3       188    390000 PRN        SOLE                   0      0    0
ACT MANUFACTURING INC          COM                000973107       134     12241 SH         SOLE               12241      0    0
ACT MFG INC 144A CONV BOND     BOND CV            000973AA5       174    360000 PRN        SOLE                   0      0    0
AETHER SYSTEMS INC             COM                00808V105       139     10710 SH         SOLE               10710      0    0
ALLIED RISER COMMNS CONV SUB N BOND CV            019496AB4       153    502000 PRN        SOLE                   0      0    0
ALLIED RISER CORP CONV 144A    BOND CV            019496AA6       119    391000 PRN        SOLE                   0      0    0
ALPHA WIND 2000-A LTD          COM                02078MAA2     25125    250000 SH         SOLE              250000      0    0
ALPHA WIND 2000-LTD            COM                02078M203     25188    250000 SH         SOLE              250000      0    0
ALTERNATIVE LIVING SERVICES    BOND CV            02145KAB3        46    510000 PRN        SOLE                   0      0    0
ANAREN MICROWAVE INC           COM                032744104       148     11790 SH         SOLE               11790      0    0
ARCHER-DANIELS-MIDLAND CO      COM                039483102       136     10350 SH         SOLE               10350      0    0
AREMISSOFT CORPORATION         COM                040026106       151     11610 SH         SOLE               11610      0    0
ARQULE INC                     COM                04269E107       143     10800 SH         SOLE               10800      0    0
ARTESYN TECHNOLOGIES INC       COM                043127109       149     13770 SH         SOLE               13770      0    0
BIOPURE CORP                   COM                09065H105       140     10530 SH         SOLE               10530      0    0
CALPINE CAPITAL TRUST          PFD CV             13134E309       521      4615 SH         SOLE                4615      0    0
CAREMARK RX CAP TRUST          PFD CV             14170K308      1611     17389 SH         SOLE               17389      0    0
CAREMARK RX CAP TRUST I SERIES PFD CV             14170K209       332      3582 SH         SOLE                3582      0    0
CAREMARK RX INC                COM                141705103       144     11070 SH         SOLE               11070      0    0
CD RADIO INC CONV SUB NOTES    BOND CV            125127AJ9       351    515000 PRN        SOLE                   0      0    0
CHARTER COMM 144A CONV PVT PLC BOND CV            16117MAA5      1032    857000 PRN        SOLE                   0      0    0
CHESAPEAKE ENERGY CORP         COM                165167107       151     17100 SH         SOLE               17100      0    0
CIRCUIT CITY STORES-           COM                172737108       140     13230 SH         SOLE               13230      0    0
CLAYTON HOME                   COM                184190106       131     10890 SH         SOLE               10890      0    0
COMPUTER NETWORK TECHNOLOGY    COM                204925101       137     12275 SH         SOLE               12275      0    0
COMSTOCK RESOURCES INC         COM                205768203       142     12600 SH         SOLE               12600      0    0
CONCENTRIC LTD                 COM                205990DL5     29910    300000 SH         SOLE              300000      0    0
CORECOMM LIMITED SUB NOTES     BOND CV            21869NAC9       247   1357000 PRN        SOLE                   0      0    0
CORIXA CORP                    COM                21887F100       138     17282 SH         SOLE               17282      0    0
CORVAS INTERNATILNAL INC       COM                221005101       134     14940 SH         SOLE               14940      0    0
COVAD COMMUNICATIONS GRP 144A  BOND CV            222814AN5       353   1857000 PRN        SOLE                   0      0    0
DIAMONDCLUSTER INTL INC - A    COM                25278P106       146     16831 SH         SOLE               16831      0    0
DOCUMENTUM INC                 COM                256159104       137     12420 SH         SOLE               12420      0    0
DYCOM INDUSTRIES INC           COM                267475101       139     10800 SH         SOLE               10800      0    0
EDISON INTERNATIONAL           COM                281020107       134     10620 SH         SOLE               10620      0    0
EXODUS COMMUNICATION CONV BOND BOND CV            302088AP4       740   1054000 PRN        SOLE                   0      0    0
FRONTIER AIRLINES INC          COM                359065109       139     11430 SH         SOLE               11430      0    0
GOLD EAGLE - PREFERENCE SHS    COM                58058M209         0   1750000 SH         SOLE             1750000      0    0
GOLD EAGLE FLOATING RATE NOTE  COM                38058MAA0         0    250000 SH         SOLE              250000      0    0
GYMBOREE CORP                  COM                403777105       138     13770 SH         SOLE               13770      0    0
HALYARD RE B.V                 COM                40650PAA1     49500    500000 SH         SOLE              500000      0    0
HUMANA INC                     COM                444859102       142     13590 SH         SOLE               13590      0    0
IMMUNOGEN INC                  COM                45253H101       141     10530 SH         SOLE               10530      0    0
INFORMATICA INC                COM                45666Q102       134     10084 SH         SOLE               10084      0    0
INHALE THERAPEUTIC SYSTEMS     BOND CV            457191AG9       302    538000 PRN        SOLE                   0      0    0
INTERLIANT INC CONV SUB NOTES  BOND CV            458742AB9        82    300000 PRN        SOLE                   0      0    0
INTERLIANT INC CONV SUB NOTES  BOND CV            458742AA1        94    343000 PRN        SOLE                   0      0    0
MCDERMOTT INTERNATIONAL INC    COM                580037109       138     10890 SH         SOLE               10890      0    0
MCLEODUSA INC SER A CONV PREFD PFD CV             582266201       369      1466 SH         SOLE                1466      0    0
MEDITERRANEAN RE PLC CL B      COM                58500TAC3    149625   1500000 SH         SOLE             1500000      0    0
MICROCELL TELECOMMUNICATIONS   COM                59501T304       130     11702 SH         SOLE               11702      0    0
MONTANA POWER COMPANY          COM                612085100       145     10260 SH         SOLE               10260      0    0
PACKAGING CORP OF AMERICA      COM                695156109       135     10260 SH         SOLE               10260      0    0

Manager: BNP/Cooper Neff Advisors, Inc.         Period End Date: March 30, 2001                                     Page 2 of 2

            ITEM 1                   ITEM 2         ITEM 3    ITEM 4        ITEM 5        ITEM 6  ITEM 7          ITEM 8
------------------------------ ------------------ --------- --------- ------------------ ------- -------- ---------------------
                                                              Value    Shrs or  SH/ PUT/           Other
        Name of Issuer           Title of Class     CUSIP    (x$1000)  Prn Amt  PRN CALL Dscretn Managers    Sole   Shared None
------------------------------ ------------------ --------- --------- --------- --- ---- ------- -------- --------- ------ ----
PACTIV CORP                    COM                695257105       142     11700 SH         SOLE               11700      0    0
PALM INC                       COM                696642107       148     17551 SH         SOLE               17551      0    0
PARAMETRIC RE LTD              COM                699170AA4     30576    300000 SH         SOLE              300000      0    0
PIONEER STANDARD ELECTRO       PFD CV             723879300       360      8017 SH         SOLE                8017      0    0
POLYCOM INC                    COM                73172K104       145     11700 SH         SOLE               11700      0    0
PRE PAID LEGAL SERVICES INC.   COM                740065107       129     12420 SH         SOLE               12420      0    0
PRIME CAPITAL CALQUAKE & EURO  COM                74199C992     99000   1000000 SH         SOLE             1000000      0    0
PRIME CAPITAL HURRICANE LTD    COM                74199T995     99500   1000000 SH         SOLE             1000000      0    0
PROVINCE HEALTH CONV 144A PVT  BOND CV            743977AA8       288    286000 PRN        SOLE                   0      0    0
PROXIM INC                     COM                744284100       143     14220 SH         SOLE               14220      0    0
QUANTUM CORP DLT & STORAGE     COM                747906204       137     11790 SH         SOLE               11790      0    0
REDBACK NETWORKS               COM                757209101       151     11520 SH         SOLE               11520      0    0
SANMINA CORP SUB NOTES         BOND CV            800907AB3      2693   2429000 PRN        SOLE                   0      0    0
SERENA SOFTWARE INC            COM                817492101       140     15297 SH         SOLE               15297      0    0
SIRIUS SATELLITE RADIO INC     COM                82966U103       139     11159 SH         SOLE               11159      0    0
SOVEREIGN BANCORP INC PFD INCO PFD CV             845905306       301      5763 SH         SOLE                5763      0    0
STERIS CORP                    COM                859152100       150     10620 SH         SOLE               10620      0    0
SYMYX TECHNOLOGIES INC         COM                87155S108       145     11520 SH         SOLE               11520      0    0
TEKELEC INC SUB NOTES          BOND CV            879101AC7      3176   2738000 PRN        SOLE                   0      0    0
TELETECH HOLDINGS INC          COM                879939106       142     17999 SH         SOLE               17999      0    0
TOMMY HILFIGER CORP -ORD-      COM                G8915Z102       145     11250 SH         SOLE               11250      0    0
TRANSWITCH CORP.               COM                894065101       139     10621 SH         SOLE               10621      0    0
TYSON FOODS INC CLASS A DEL    COM                902494103       141     10440 SH         SOLE               10440      0    0
USINTERNETWORKIN INC SUB NOTES BOND CV            917311AH5       321   1036000 PRN        SOLE                   0      0    0
VERITAS SOFTWARE CONVERTIBLE B BOND CV            92343RAA1      2431   1714000 PRN        SOLE                   0      0    0
WESTERN CAPITAL LIMITED        COM                95799C991    100000   1000000 SH         SOLE             1000000      0    0
XMS SATELLITE RADIO CONV BOND  BOND CV            983759AA9      1375   1765000 PRN        SOLE                   0      0    0
XOXO COMMUNICATIONS CONV 144A  BOND CV            983764AA9       118    236000 PRN        SOLE                   0      0    0